TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

9.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at December 31, 2024 and 2023 is as follows:

	12/31/2024	12/31/2023
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	1,149	8,147
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	5,150	5,169
Prepayments	2,197	414
Other receivables	725	(27)
Total	9,122	13,604

Other receivables from the Codere Group companies mainly include balances to be paid by Codere Colombia, S.A. amounting to €654 thousand as of December 31, 2024. Other receivables from the Codere Group companies mainly include balances to be paid by Codere Newco S.A.U. and Codere Apuestas España S.L. amounting to €5,795 thousand as of December 31, 2023.

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	12/31/2024	12/31/2023
EUR	3,524	9,847
ILS	470	219
ARS	590	633
USD	183	712
MXN	3,672	1,537
COP	683	656
Total	9,122	13,604

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. Codere Online does not hold any collateral as security.

The movement in the allowance for impairment of trade receivables as of December 31, 2024, 2023 and 2022 is as follows:

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99

8.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	4,309	3,318
Impairment of trade receivables	(99)	(34)
Other current assets:
Current tax asset (VAT)	2,793	1,523
Prepayments	677	739
Other receivables	62	316
Total	7,742	5,862

Other receivables from the Codere Group companies mainly include balances to be paid by Latin American (“Latam”) retail companies from Codere Group amounting to €4,197 thousand and €2,405 thousand as of December 31, 2022 and December 31, 2021, respectively.

The carrying amounts of the Group’s trade receivables and other current assets are denominated in the following currencies:

Currency	12/31/2022	12/31/2021
EUR	1,580	2,139
ILS	61	150
ARS	365	290
USD	343	212
MXN	2,132	1,734
COP	3,261	1,337
Total	7,742	5,862

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.

The movement in the allowance for impairment of trade receivables as of December 31, 2022, 2021 and 2020 is as follows:

Expected credit loss as of 01/01/2020	30
Additions	71
Reversal	-
Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(67)
Expected credit loss as of 12/31/2021	34
Additions	65
Reversal	-
Expected credit loss as of 12/31/2022	99